UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann C. Burnham              Lincoln, MA           October 20, 2010
     ---------------------          -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total:  $   213,279
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------  --------------  ---------  --------  -------------------  ----------  --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-------------------------------  --------------  ---------  --------  -------  ----  ----  ----------  --------  ----  ------  ----
AboveNet, Inc                    COM             00374N107     781      15,000  SH         Sole                               15,000
ALTRIA GROUP INC COM             COM             02209S103   1,398      58,200  SH         Sole                               58,200
APPLE INC COM                    COM             037833100     236         830  SH         Sole                                  830
AT&T INC COM                     COM             00206R102   3,581     125,198  SH         Sole                              125,198
BANK OF AMERICA CORPORATION CO   COM             060505104   1,422     108,505  SH         Sole                              108,505
Berkshire Hathaway Inc - CL A    CL A            084670108   4,980          40  SH         Sole                                   40
BERKSHIRE HATHAWAY INC DEL CL    CL B NEW        084670702     248       3,000  SH         Sole                                3,000
BLACKROCK REAL ASSET EQUITY TR   COM             09254B109   2,013     155,585  SH         Sole                              155,585
BRISTOL MYERS SQUIBB CO COM      COM             110122108   1,515      55,900  SH         Sole                               55,900
Callidus Software, Inc.          COM             13123E500     512     120,000  SH         Sole                              120,000
CARMAX, INC. CMN                 COM             143130102     870      31,210  SH         Sole                               31,210
DCT INDUSTRIAL TRUST INC. CMN    COM             233153105      49      10,196  SH         Sole                               10,196
DUKE ENERGY CORPORATION CMN      COM             26441C105   1,169      66,000  SH         Sole                               66,000
Education Management Corp        COM             28140M103     769      52,375  SH         Sole                               52,375
GENERAL ELECTRIC CO COM          COM             369604103   3,295     202,800  SH         Sole                              202,800
GOLDMAN SACHS GROUP INC COM      COM             38141G104     723       5,000  SH         Sole                                5,000
GOOGLE INC CL A                  CL A            38259P508     489         930  SH         Sole                                  930
GSI COMMERCE INC CMN             COM             36238G102  11,173     452,330  SH         Sole                              452,330
INTEL CORP COM                   COM             458140100     551      28,677  SH         Sole                               28,677
Lazard LTD                       SHS A           G54050102     228       6,500  SH         Sole                                6,500
LULULEMON ATHLETICA INC. CMN     COM             550021109   1,249      27,930  SH         Sole                               27,930
MSCI Inc.                        COM             55354G100     404      12,161  SH         Sole                               12,161
Nektar Therapeutics              COM             640268108     222      15,000  SH         Sole                               15,000
PATRIOT NATL BANCORP INC CMN     COM             70336F104     742     376,850  SH         Sole                              376,850
PETSMART INC COM                 COM             716768106     412      11,770  SH         Sole                               11,770
PFIZER INC COM                   COM             717081103     482      28,045  SH         Sole                               28,045
PITNEY BOWES INC COM             COM             724479100   1,035      48,400  SH         Sole                               48,400
PROCTER & GAMBLE COMPANY (THE)   COM             742718109     208       3,474  SH         Sole                                3,474
REYNOLDS AMERICAN INC. CMN       COM             761713106   3,073      51,750  SH         Sole                               51,750
STAPLES INC COM                  COM             855030102   3,402     162,639  SH         Sole                              162,639
THERMO FISHER SCIENTIFIC INC C   COM             883556102     847      17,686  SH         Sole                               17,686
VERIZON COMMUNICATIONS INC COM   COM             92343V104     219       6,732  SH         Sole                                6,732
WHOLE FOODS MKT INC COM          COM             966837106     253       6,812  SH         Sole                                6,812
WINDSTREAM CORPORATION CMN       COM             97381W104     323      26,318  SH         Sole                               26,318
WMS INDS INC COM                 COM             929297109   2,855      75,000  SH         Sole                               75,000
ALPINE GLOBAL PREMIER PPTYS FD   COM SBI         02083A103     208      31,516  SH         Sole                               31,516
Eaton Vance Tax-Mgd. Buy-Write   COM             27828Y108   9,319     684,684  SH         Sole                              684,684
iShares DJ Dividend Select Ind   DJ SEL DIV INX  464287168  15,851     338,413  SH         Sole                              338,413
IShares Russell 2000 Value - S   RUSL 2000 VALU  464287630   4,925      79,456  SH         Sole                               79,456
ISHARES RUSSELL 3000 INDEX FUN   RUSSELL 3000    464287689   2,084      30,892  SH         Sole                               30,892
ISHARES TR INDEX RUSSELL 2000    RUSSELL 2000    464287655   1,229      18,202  SH         Sole                               18,202
ISHARESTR RUSSELL 1000 INDEX F   RUSSELL 1000    464287622   1,026      16,250  SH         Sole                               16,250
ISHARESTR RUSSELL 1000 VALUE I   RUSSELL1000VALU 464287598   1,634      27,700  SH         Sole                               27,700
ISHARESTR RUSSELL 3000 VALUE I   RUSL 3000 VALU  464287663     564       7,294  SH         Sole                                7,294
PowerShares QQQ Total Return S   UNIT SER 1      73935A104     810      16,500  SH         Sole                               16,500
S & P 500 Spyder Trust Series    TR UNIT         78462F103  20,694     181,320  SH         Sole                              181,320
SPDR S&P MidCap 400 ETF Trust    UTSER1 S&PDCRP  78467Y107   2,110      14,490  SH         Sole                               14,490
VODAFONE GROUP PLC NEW           SPONS ADR NEW   92857W209   1,280      51,600  SH         Sole                               51,600
BLACKROCK INTL GRWTH & INC TR    COM BENE INTER  092524107     248      23,590  SH         Sole                               23,590
EATON VANCE TAX MNG GBL DV EQT   COM             27829F108   1,990     181,889  SH         Sole                              181,889
EATON VANCE TXMGD GL BUYWR OPP   COM             27829C105   2,474     192,350  SH         Sole                              192,350
iShares FTSE/Xinhua China 25 I   FTSE XNHUA IDX  464287184     555      12,960  SH         Sole                               12,960
iShares MSCI Emerging Markets    MSCI EMERG MKT  464287234   4,891     109,248  SH         Sole                              109,248
ISHARES TR-ISHARES MSCI EAFE I   MSCI EAFE IDX   464287465     620      11,282  SH         Sole                               11,282
Vanguard Emerging Market ETF     EMR MKT ETF     922042858   3,837      84,409  SH         Sole                               84,409
ISHARES TR INDEX DJ US REAL ES   DJ US REAL EST  464287739     543      10,260  SH         Sole                               10,260
CBL & ASSOC PROPERTIES, INC. C   COM             124830100   3,240     248,085  SH         Sole                              248,085
SIMON PPTY GROUP INC NEW COM     COM             828806109  81,181     875,363  SH         Sole                              875,363
Taubman Centers, Inc.            COM             876664103     238       5,340  SH         Sole                                5,340